SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 248,419	$ 333,307	$ 345,221
Depreciation and amortization	2,090	1,688	1,897
Income (loss) from continuing operations	5,402	(7,253)	(11,064)
Goodwill	746	681	695
Total assets from continuing operations	140,388	123,447	75,087
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	72	46	45
Income (loss) from continuing operations	(3,853)	(11,740)	(6,205)
Goodwill
Total assets from continuing operations	12,488	23,381	329
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	222,654	309,548	329,150
Depreciation and amortization	1,302	1,328	1,756
Income (loss) from continuing operations	6,056	(2,406)	(9,163)
Goodwill	746	681	695
Total assets from continuing operations	86,550	64,647	66,373
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	25,765	23,759	16,071
Depreciation and amortization	716	314	96
Income (loss) from continuing operations	3,199	6,893	4,304
Goodwill
Total assets from continuing operations	$ 41,350	$ 35,419	$ 8,385